CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Noncontrolling Interest [Member]
Balance at Dec. 31, 2009		$ 9,732	$ 8,591	$ 97,795	$ (5,143)	$ 760	$ 0
Balance, shares at Dec. 31, 2009	1,883,344
Comprehensive income:
Change in fair value of Interest rate swaps		0	0	0	0	(324)	0
Change in unrealized gain on securities available for sale		0	0	0	0	(971)	0
Plus reclassification adjustment for realized losses included in net income on called securities	(86)	0	0	0	0	(86)	0
Net Income Loss	17,656	0	0	17,656	0	0	0
Purchase of treasury stock		0	0	0	511	0	0
Purchase of treasury stock, shares	(5,564)
Shares issued as compensation		0	0	0	54	0	0
Shares issued as compensation, shares	624
Cash dividend		0	0	5,121	0	0	0
Exercise of stock options			232	(562)	872
Exercise of stock options, shares	10,344
Balance at Dec. 31, 2010		9,732	8,823	109,768	(4,728)	199	0
Balance, shares at Dec. 31, 2010	1,888,748
Comprehensive income:
Change in fair value of Interest rate swaps		0	0	0	0	2,141	0
Change in unrealized gain on securities available for sale		0	0	0	0	346	0
Plus reclassification adjustment for realized losses included in net income on called securities	(141)	0	0	0	0	(141)	0
Net Income Loss	15,925	0	0	16,312	0	0	(387)
Purchase of treasury stock		0	0	0	219	0	0
Purchase of treasury stock, shares	(1,912)
Shares issued as compensation		0	11	0	35	0	0
Shares issued as compensation, shares	418
Cash dividend		0	0	5,405	0	0	0
Change in noncontrolling interest							2,757
Payments of Dividends, Noncontrolling Interest							(6)
Balance at Dec. 31, 2011	135,238	9,732	8,834	120,675	(4,912)	(1,455)	2,364
Balance, shares at Dec. 31, 2011	1,887,254
Comprehensive income:
Change in fair value of Interest rate swaps		0	0	0	0	987	0
Change in unrealized gain on securities available for sale		0	0	0	0	(468)	0
Plus reclassification adjustment for realized losses included in net income on called securities	27	0	0	0	0	27	0
Net Income Loss	18,617	0	0	18,837	0	0	(220)
Purchase of treasury stock		0	0	0	1,442	0	0
Purchase of treasury stock, shares	(9,715)
Shares issued as compensation		0	18	0	21	0	0
Shares issued as compensation, shares	264
Cash dividend		0	0	8,975	0	0	0
Change in noncontrolling interest							0
Payments of Dividends, Noncontrolling Interest							(6)
Exercise of stock options		0	1,122	(1,035)	2,287	0	0
Exercise of stock options, shares	27,700
Balance at Dec. 31, 2012	$ 144,363	$ 9,732	$ 9,974	$ 129,502	$ (4,046)	$ (2,937)	$ 2,138
Balance, shares at Dec. 31, 2012	1,905,503